INVESTMENTS, DEBT AND DERIVATIVES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2022	Oct. 14, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,670		$ 7,595
Loan at 7.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.50%
Borrowings	$ 0		417
Notes at 5.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	5.95%	5.95%
Borrowings	$ 529		529
Notes at 7.25%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.25%	7.25%
Borrowings	$ 700		700
Notes at 4.95%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.95%
Borrowings	$ 533		533
Notes at 4.00%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.00%
Borrowings	$ 1,000		1,000
Notes at 6.30%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.30%
Borrowings	$ 284		269
Notes at 6.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.50%
Borrowings	$ 143		135
Notes at 8.13%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	8.13%
Borrowings	$ 284		269
Notes at 3.38%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.38%
Borrowings	$ 1,250		1,250
Loans at 10.10%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	10.10%
Borrowings	$ 0		404
Loans at 10.15% to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings	59		97
Other bank loans and bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 92		139
Minimum | Loans at 10.15% to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	10.15%
Maximum | Loans at 10.15% to 11%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	11.00%
Floating interest rate - % in addition to key rate | Loan at 1.85%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.85%
Borrowings	$ 0		404
Floating interest rate - % in addition to key rate | Loan at 1.90% to 2.15%
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		807
Floating interest rate - % in addition to key rate | Minimum | Loan at 1.90% to 2.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.90%
Floating interest rate - % in addition to key rate | Maximum | Loan at 1.90% to 2.15%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.15%
Secured Overnight Financing Rate (SOFR) | RCF at 1.70%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.70%
Borrowings	$ 692		0
Secured Overnight Financing Rate (SOFR) | Loan at 1.70%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.70%
Borrowings	$ 363		0
6m KIBOR | Loan at 0.35%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.35%
Borrowings	$ 0		24
6m KIBOR | Loans at 0.55%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Borrowings	$ 212		272
6m KIBOR | Loan at 0.55%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.55%
Borrowings	$ 66		85
6m KIBOR | Loan At 0.60 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Borrowings	$ 132		0
3m KIBOR | Loan At 0.60 Percent
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	0.60%
Borrowings	$ 221		57
NBU key rate | Loan at 3.0%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%
Borrowings	$ 0		61
NBU key rate | Loan at 3.50%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.50%
Borrowings	$ 0		47
Treasury bill rate | Loan at 3.0%
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%
Borrowings	$ 0		50
Average bank deposit rate | Loans at 4.25% | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%
Borrowings	$ 0		46
Average bank deposit rate | Loans at 4.25% | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%
Borrowings	$ 110		$ 0